Earnings Per Share (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Antidilutive shares excluded from computation of diluted earnings per share	59,301	516,127	630,537